PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Balance	14,537	12,657	12,585
Return on plan assets	2,553	2,113	482
Balance	11,228	14,537	12,657
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance	349	368
Return on plan assets	38	(25)
Purchase (Sale)	33	5
Transfer to level 3	0	1
Balance	420	349